Long-Term Debt Activity - Additional Information (Detail) (USD $)	12 Months Ended						3 Months Ended	12 Months Ended		12 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended			12 Months Ended			3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended						12 Months Ended	3 Months Ended	12 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended					12 Months Ended					12 Months Ended		1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013	Sep. 07, 2011	Mar. 02, 2010	Mar. 31, 2013 Five Point One Two Five Percent Senior Note Due Twenty Twenty Two	Dec. 31, 2012 Five Point One Two Five Percent Senior Note Due Twenty Twenty Two	Dec. 18, 2012 Five Point One Two Five Percent Senior Note Due Twenty Twenty Two	Dec. 31, 2012 Five Point One Two Five Percent Senior Note Due Twenty Twenty Two Maximum	Dec. 31, 2012 Scenario 2 Five Point One Two Five Percent Senior Note Due Twenty Twenty Two	Dec. 31, 2012 Scenario 3 Five Point One Two Five Percent Senior Note Due Twenty Twenty Two	Mar. 31, 2013 Amended Senior Secured Credit Facility	Dec. 31, 2012 Amended Senior Secured Credit Facility	Jun. 30, 2011 Senior Secured Credit Facility	Dec. 31, 2012 Senior Secured Credit Facility	Dec. 31, 2011 Senior Secured Credit Facility	Oct. 05, 2006 Senior Secured Credit Facility	Dec. 31, 2012 Former Credit Facility Minimum	Dec. 31, 2012 Former Credit Facility Maximum	Dec. 31, 2012 Term Loan Credit Facilty	Mar. 31, 2013 Term Loan Credit Facilty Amended Senior Secured Credit Facility	Dec. 31, 2012 Term Loan Credit Facilty Amended Senior Secured Credit Facility	Dec. 18, 2012 Term Loan Credit Facilty Amended Senior Secured Credit Facility	Mar. 31, 2013 Term Loan Credit Facilty Amended Senior Secured Credit Facility Quarterly Principle Payment	Dec. 31, 2012 Term Loan Credit Facilty Amended Senior Secured Credit Facility Quarterly Principle Payment	Dec. 31, 2012 Term Loan Credit Facilty Amended Senior Secured Credit Facility Quarterly Principle Payment Minimum	Dec. 31, 2012 Term Loan Credit Facilty Amended Senior Secured Credit Facility Quarterly Principle Payment Maximum	Dec. 18, 2012 Term Loan Credit Facilty Amended Senior Secured Credit Facility Scenario 1	Oct. 05, 2006 Revolving Credit Line	Dec. 31, 2012 Revolving Credit Line Scenario 4	Dec. 31, 2012 Revolving Credit Line Scenario 5	Mar. 31, 2013 Revolving Credit Line Amended Senior Secured Credit Facility	Dec. 31, 2012 Revolving Credit Line Amended Senior Secured Credit Facility	Dec. 18, 2012 Revolving Credit Line Amended Senior Secured Credit Facility	Dec. 31, 2012 Revolving Credit Line Amended Senior Secured Credit Facility Minimum	Dec. 31, 2012 Revolving Credit Line Amended Senior Secured Credit Facility Maximum	Oct. 31, 2006 Revolving Credit Line Senior Secured Credit Facility	Dec. 31, 2012 Revolving Credit Line Former Senior Secured Credit Facility Minimum	Dec. 31, 2012 Revolving Credit Line Former Senior Secured Credit Facility Maximum	Dec. 31, 2012 7.375% Senior Subordinated Notes due 2021	Mar. 31, 2013 7.375% Senior Subordinated Notes due 2021	Jun. 03, 2011 7.375% Senior Subordinated Notes due 2021	Dec. 31, 2012 8.625% Senior Note Due 2019	Mar. 31, 2013 8.625% Senior Note Due 2019	Dec. 31, 2011 8.625% Senior Note Due 2019		Jun. 29, 2009 8.625% Senior Note Due 2019	Dec. 31, 2012 Senior Discount Notes	Jun. 29, 2009 Senior Discount Notes	Oct. 31, 2006 Term Loan Senior Secured Credit Facility
Debt Instrument [Line Items]
Aggregate principal amount issued									$ 400,000,000															$ 700,000,000					$ 652,750,000		$ 73,500,000	$ 76,500,000			$ 100,000,000						$ 200,000,000		$ 200,000,000	$ 470,000,000		$ 470,000,000		$ 470,000,000
Maturity period																						7 years	7 years										5 years	5 years
Debt issue cost														12,000,000
Equal quarterly installments due on term loan																2,311,000									1,750,000	1,750,000
Maturity date																						2019-12	2019-12		2019-09		2013-03	2019-09					2017-12	2017-12
Maturity date of senior secured credit facility													Dec. 18, 2019	Dec. 18, 2019
Percentage of Variable rate added to federal funds effective rate																				0.50%			0.50%									0.50%		0.50%
Percentage of Variable margin rate added to federal funds effective rate	2.25%																		0.50%	1.00%			2.00%													1.00%	1.75%		1.75%	2.00%
Percentage of variable margin rate added to eurodollar rate	3.25%																		1.50%	2.00%			3.00%													2.00%	2.75%		2.75%	3.00%
Percentage voting stock of foreign subsidiaries	65.00%
Dividend restriction, amount that could be distributed under the terms of debt agreements								1,118,500,000						1,409,000,000																											1,107,400,000			1,060,200,000
Amount outstanding under the term loan	700,000,000	905,887,000																					700,000,000
Available borrowing capacity																																		100,000,000
Average interest rate on outstanding borrowings																							4.00%
Interest rate								5.125%	5.125%																																7.375%	7.375%	7.375%	8.625%	8.625%			8.625%
Maturity date							Dec. 15, 2022	Dec. 15, 2022																																	Jun. 15, 2021			Jun. 15, 2019
Debt issuance cost	18,453,000	4,539,000	8,858,000					6,400,000									4,500,000
Debt covenants, required minimum coverage ratio								5.6
Actual coverage ratio								1
Debt redemption price as percentage of principal amount											100.00%
Registration Statement maximum required period to file registration statement								120 days
Registration Statement maximum required period to have registration statement declared effective								210 days
Maximum required period to issue exchange registered notes after effective date								30 days
Registration Statement maximum required period to file shelf registration statement								30 days				240 days
Registration Statement maximum required period to have shelf registration statement declared effective								210 days
Additional interest with respect to each 90-day period immediately following occurrence of Registration Default								0.50%		1.00%
Payment of remaining outstanding term loan															157,235,000						898,955,000
Price to repurchase the senior subordinated notes as a percentage of the aggregate principal amount outstanding plus accrued and unpaid interest in case of change of control																																									101.00%			101.00%
Minimum Coverage ratio																																									2			2
Actual ratio																																									5.5			5.5
Maximum percentage of principal amount of the senior subordinated notes that can be redeemed prior to specific date																																									35.00%
Price to repurchase the senior subordinated notes as a percentage of principal amount plus a make-whole premium in case of redemption at option of company prior to specific date																																									100.00%			100.00%					100.00%
Amount of senior subordinated notes exchanged					199,500,000
Amount of senior subordinated notes not exchanged	500,000
Proceed from Issuance of Debt Instrument																																												458,532,000
Discount on issue																																												8,536,000		9,470,000		11,468,000
Aggregate principal amount at maturity remained outstanding																																																		419,403,000
Carrying value of senior notes								400,000,000																																				461,464,000 [1]		460,530,000	[1]
Redemption date																																																	Jun. 15, 2014
Percentage of redemption price																																																	35.00%
Former senior secured credit facility, term																																						6 years													7 years
Term loan on senior secured credit facility																		1,120,000,000
Aggregate principal amount outstanding						1,083,600,000																								150,000,000
Extended amount outstanding of senior secured credit facility, approximate value						924,375,000
Term Loan of Senior Secured Credit Facility Not Extended						159,225,000
Remaining principal amount on the extended amount Due April 30, 2016																866,602,000
Percentage of Variable interest rate added to federal funds effective rate	0.50%
Maturity date of senior secured credit facility						2013-10
Write off of unamortization of debt issuance cost		2,183,000
Reclassification adjustment included in Accumulated comprehensive loss		2,760,000
Fees on early retirement of debt		2
Carrying value of long-term debt	1,764,010,000	1,572,221,000		1,761,784,000
Fair value of long-term debt	$ 1,851,246,000	$ 1,622,286,000		$ 1,849,446,000

[1]	Includes the $470,000 aggregate principal amount of the 8.625% senior notes net of the unamortized discount of $9,470 and $8,536 at December 31, 2011 and 2012, respectively.